Document and Entity Information	May 09, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0002034406
Document Effective Date	May 09, 2025
Document Creation Date	May 09, 2025
Prospectus Date	May 09, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	TORTOISE CAPITAL SERIES TRUST
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
Tortoise Energy Infrastructure Total Return Fund | A Class
Prospectus:
Trading Symbol	TORTZ
Tortoise Energy Infrastructure Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	TORIX
Tortoise Energy Infrastructure Total Return Fund | C Class
Prospectus:
Trading Symbol	TORCX